Financial instruments (Details Narrative) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 BRL (R$) Number	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Derivative financial instrument		R$ 9,338,000	R$ 67,860,000
Probable Scenario [Member] | T J L P [Member]
IfrsStatementLineItems [Line Items]
Percentage of rate	0.135%
Export Market One [Member]
IfrsStatementLineItems [Line Items]
Default indicators		80.00%
Domestic Market One [Member]
IfrsStatementLineItems [Line Items]
Default indicators		42.00%
United States of America, Dollars | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Percentage of selic rate	15.866%
Top of range [member]
IfrsStatementLineItems [Line Items]
Maturity terms	24 months
Put Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount		R$ 1,950,000,000
Average strike price | Number		4.68
Put Options [Member] | United States of America, Dollars | Value At Risk [Member]
IfrsStatementLineItems [Line Items]
Derivative financial instrument		R$ 33,912
Call Options [Member]
IfrsStatementLineItems [Line Items]
Notional amount		R$ 1,360,000,000
Average strike price | Number		6.71
Currency swap contract [member]
IfrsStatementLineItems [Line Items]
Maturity terms	5 years
Derivative financial instrument		R$ 1,270,000,000
Derivative starting date	January 2019
Derivative amount payable date	January 2020
Project Finance [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Hedge discontinued | $	$ 682,637